Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Condensed Combined Information of the Statement of Operations of Discontinued Operations (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Discontinued Operations [line items]
Revenues	$ 14,548	$ 12,814	$ 12,959
Earnings (loss) before income tax	932	(1,302)	238
Net result of discontinued operations	(10)	(99)	98
Discontinued Operations [member]
Disclosure of Discontinued Operations [line items]
Revenues	185	346	744
Cost of sales and operating expenses	(150)	(308)	(673)
Other income (expenses), net	(12)	(18)	(11)
Financial expenses, net and others	11	9	(6)
Earnings (loss) before income tax	34	29	54
Income tax	(40)	(83)	(11)
Result of discontinued operations	(6)	(54)	43
Disposal result, withholding taxes and reclassification of currency translation effects	(4)	(45)	55
Net result of discontinued operations	$ (10)	$ (99)	$ 98